Revenue Recognition - Disaggregation of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 33,623	$ 31,775
Direct sales
Disaggregation of Revenue [Line Items]
Total revenue	25,554	23,656
Marketplace sales
Disaggregation of Revenue [Line Items]
Total revenue	7,772	7,955
Software
Disaggregation of Revenue [Line Items]
Total revenue	297	164
Products transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	7,772	7,955
Products and services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue	$ 25,851	$ 23,820